[AIM LOGO APPEARS HERE]

[PHOTO Charles T. Bauer, Chairman of the Board of The Fund APPEARS HERE]

      Letter
     to  Our
Shareholders

Dear  Shareholder:

Uncertainty concerning the future course of interest rates was the chief influence on money markets during the period covered by this report. The Cash Reserve Portfolio of Tax-Free Investments Co. maintained its competitive position, producing attractive tax-free money market yields for the six months ended September 30, 1996.

     The federal funds target rate, which serves as a benchmark for other short-term rates, remained at 5.25% throughout the reporting period. However, fixed-income markets were volatile amid ongoing speculation about possible policy changes by the Federal Reserve Board. Economic growth was vigorous during the entire six-month period, attaining a 4.7% annualized rate during the second quarter of 1996. This, coupled with reports of labor shortages for skilled workers, triggered concern about potential wage inflation. Many market participants anticipated a tightening by the Fed, and this expectation contributed to rising interest rates.

     At the start of the reporting period, high-quality, one-year tax-free notes were priced to yield 3.10% to 3.25%. By June, that had increased to 3.90% to 4.00% levels. As the six-month reporting period closed, one-year tax-free yields had settled in the 3.70% to 3.75% range.

YOUR  INVESTMENT  PORTFOLIO

The Cash Reserve Portfolio continued to practice its strict investment discipline. The Portfolio seeks to generate as high a level of federally tax-exempt income as is consistent with preservation of capital and maintenance of liquidity through investments in high-quality short-term municipal securities. The Portfolio invests solely in securities rated "First Tier" as deemed in Rule 2a-7 under the Investment Company Act of 1940.

     Because the weighted average maturity of the Portfolio is relatively short, the Cash Reserve Portfolio can respond quickly to changes in the interest rate environment. As of the close of the six-month reporting period, the Portfolio's weighted average maturity was 37 days.

     The Portfolio continues to hold an AAAm credit quality rating, the highest given by Standard & Poor's Corporation, a widely known credit rating agency. The AAAm rating is historical and is based on an annual analysis of the Portfolio's credit quality, composition, management, and weekly portfolio reviews. As with any money market fund, your investment in the Cash Reserve Portfolio is neither insured nor guaranteed by the U.S. government, the FDIC, the Federal Reserve Board, or any other agency, and there can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Yields as of 9/30/96
                               Average      Seven-Day
                            Monthly Yield     Yield
Cash Reserve Portfolio
Institutional Cash
Reserve Shares                       3.37%       3.56%

IBC Tax-Free Money Fund
Averages Institutions Only (TM)      3.21%       3.39%

IBC All Tax-Free Money
Fund Averages (TM)                   3.00%       3.18%

     As shown in the table, performance of the Portfolio's Institutional Cash Reserve Shares as of September 30, 1996, compared favorably with performance reported for comparative indexes.

     At the close of the six-month reporting period, net assets of the Institutional Cash Reserve Shares stood at $920.46 million.
                                                                   (continued)

OUTLOOK  FOR  THE  FUTURE

At its September 24, 1996, meeting, the Federal Reserve Board left the federal funds rate at 5.25%. Some data indicated a slowing in the U.S. economy. For example, the job market began displaying signs of weakness; the average monthly gain in employment during the third quarter of 1996 was approximately half the average monthly gain during the second quarter of the year. Inflation still seemed well in check; consumer prices rose a barely visible 0.1% during August. Thus, as the reporting period approached its close, interest rates remained steady and chances were good that monetary policy would stay unchanged.

     The prospect of a stable interest rate environment means the Cash Reserve Portfolio can continue to manage its weighted average maturity and portfolio structure to maximize available yield without sacrificing liquidity or taking on additional net asset value risk.

     We are pleased to send you this report concerning your investment. AIM is committed to customer service and to the primary goals of safety, liquidity and yield in institutional fund management. We are ready to respond to your comments about this report and to any questions you may have. Please contact one of our representatives at 800-659-1005 if we may be of service.

Respectfully  submitted,

/s/ CHARLES  T.  BAUER

Charles  T.  Bauer
Chairman


Average  Monthly  Yield  Comparison

6 months ended 9/30/96 (Yields are average monthly yields for the month-ends shown)

           Tax-Free Investments Co.            IBC Tax-Free
            Cash Reserve Portfolio          Money Fund Average          IBC All Tax-Free
     Institutional Cash Reserve Shares(1)  Institutions Only(TM)(2)  Money Funds Averages(TM)(3)
4/96                                3.32%                  3.18%                           2.97%
5/96                                3.53                   3.37                            3.16
6/96                                3.21                   3.08                            2.88
7/96                                2.94                   2.87                            2.67
8/96                                3.34                   3.17                            2.98
9/96                                3.37                   3.21                            3.00

(1)  Yields  shown  above  are  net  of  expenses.
(2)  Average  yield  for all Tax-Free Money Funds Institutions Only category compiled by
     IBC  Money  Market  Insight --Registered Trademark--
(3)  Average  yield  for  all Tax-Free Money Funds category compiled by IBC Money Market
     Insight --Registered Trademark--

Source: IBC Financial Data, Inc. The monthly yields shown represent past performance. Future yields will fluctuate.

SCHEDULE  OF  INVESTMENTS

September  30,  1996
(Unaudited)

                                                                            RATING(a)       PAR
                                                                           S&P   MOODY'S   (000)       VALUE
ALABAMA - 4.70%

Birmingham (City of); General Obligation Refunding Bond
 Series 1995
   3.80% 06/01/23(b)(c)                                                   A-1+   VMIG-1   $ 5,000   $ 5,000,000
------------------------------------------------------------------------  -----  -------  --------  -----------
BMC Special Care Facilities Financing Authority; Variable Rate Hospital
 Series 1985 RB
   3.90% Series D 12/01/30(b)(d)                                          A-1    Aaa        4,000     4,000,000
------------------------------------------------------------------------  -----  -------  --------  -----------
   3.90% Series E 12/01/30(b)(d)                                          A-1    Aaa        4,400     4,400,000
------------------------------------------------------------------------  -----  -------  --------  -----------
Homewood (City of) Educational Building Authority (Samford
 University); Adjustable/Fixed Rate Educational Facilities Series 1988
 C RB
   3.95% 12/01/13(b)(c)                                                       -  VMIG-1     7,115     7,115,000
------------------------------------------------------------------------  -----  -------  --------  -----------
Hunstville (City of); Health Care Facilities Series A RB
   4.00% 06/01/24(b)(d)                                                   A-1    VMIG-1     6,400     6,400,000
------------------------------------------------------------------------  -----  -------  --------  -----------
Jefferson (County of); Sewer Series 1995-A Revenue Warrants
   3.90% 09/01/25(b)(c)                                                   A-1+   VMIG-1    15,000    15,000,000
------------------------------------------------------------------------  -----  -------  --------  -----------
Marshall (County of); Special Obligation School Refunding Series 1994
 Warrants
   3.90% 02/01/12(b)(c)                                                   A-1+         -    2,850     2,850,000
------------------------------------------------------------------------  -----  -------  --------  -----------
                                                                                                     44,765,000
------------------------------------------------------------------------  -----  -------  --------  -----------
ARIZONA - 2.63%
Arizona (State of) Agricultural Improvement and Power District (Salt
 River Project); Promissory Notes
   3.45% 10/01/96                                                         A-1+   P-1        1,940     1,940,000
------------------------------------------------------------------------  -----  -------  --------  -----------
   3.70% 01/30/97                                                         A-1+   P-1        4,260     4,260,000
------------------------------------------------------------------------  -----  -------  --------  -----------
   3.65% 01/31/97                                                         A-1+   P-1        9,570     9,570,000
------------------------------------------------------------------------  -----  -------  --------  -----------
Maricopa County High School District No. 210; Series 1995 A GO
   5.75% 07/01/97                                                         AA     Aa         1,000     1,014,511
------------------------------------------------------------------------  -----  -------  --------  -----------
Phoenix (City of); Series 1995 A-2 RB
   3.95% 06/01/20(b)                                                      A-1+   Aa1        6,800     6,800,000
------------------------------------------------------------------------  -----  -------  --------  -----------
Scottsdale (City of) Municipal Property Corp.; Series 1986 COP
   7.875% 11/01/96(d)(e)                                                  AAA    Aaa        1,400     1,432,642
------------------------------------------------------------------------  -----  -------  --------  -----------
                                                                                                     25,017,153
------------------------------------------------------------------------  -----  -------  --------  -----------
COLORADO-4.27%
Adams (County of) Industrial Development (Clear Creek Business);
 Series 1984 RB
   3.85% 11/01/08(b)(c)                                                       -  VMIG-1     8,300     8,300,000
------------------------------------------------------------------------  -----  -------  --------  -----------
Colorado (State of) General Fund; Series 1996 A TRAN
   4.50% 06/27/97                                                         SP-1+        -    5,000     5,022,690
------------------------------------------------------------------------  -----  -------  --------  -----------

                                                                              RATING(a)      PAR
                                                                            S&P   MOODY'S   (000)       VALUE
Colorado - (continued)

Colorado Housing Finance Authority (Coventry Village Project);
 Multifamily Housing Revenue Series 1996 B RB
   3.90% 10/15/16(b)(c)                                                     A-1+        -  $ 5,370   $ 5,370,000
--------------------------------------------------------------------------  ----  -------  --------  -----------
Colorado Housing Finance Authority (Winridge Project); Adjustable
 Reference Multifamily Housing Series 1993 RB
   3.90% 02/01/23(b)(c)                                                     A-1+        -   12,715    12,715,000
--------------------------------------------------------------------------  ----  -------  --------  -----------
Pitkin (County of) (Centennial-Aspen Project); Multifamily Housing Series
 1984 RB
   3.80% 04/01/07(b)(c)                                                        -  VMIG-1     9,250     9,250,000
--------------------------------------------------------------------------  ----  -------  --------  -----------
                                                                                                      40,657,690
--------------------------------------------------------------------------  ----  -------  --------  -----------
CONNECTICUT - 0.62%
Connecticut (State of) Power and Light Development Authority;
 Series 1993 A RB
   3.90% 09/01/28(b)(c)                                                     A-1+  VMIG-1     2,903     2,902,837
--------------------------------------------------------------------------  ----  -------  --------  -----------
Connecticut (State of)(Transportation Infrastructure Purpose S-1);
 Special Tax Obligation RB
   3.80% 12/01/10(b)(c)                                                     A-1+  VMIG-1     3,000     3,000,000
--------------------------------------------------------------------------  ----  -------  --------  -----------
                                                                                                       5,902,837
--------------------------------------------------------------------------  ----  -------  --------  -----------
DISTRICT OF COLUMBIA - 1.30%

District of Columbia (American Association for the Advancement of
 Science); Series 1995 RB
   4.00% 10/01/22(b)(c)                                                     A-1   VMIG-1     8,600     8,600,000
--------------------------------------------------------------------------  ----  -------  --------  -----------
District of Columbia (The American University Issue); Variable Rate
 Weekly Demand Series 1985 RB
   3.95% 10/01/15(b)(c)                                                        -  VMIG-1     3,800     3,800,000
--------------------------------------------------------------------------  ----  -------  --------  -----------
                                                                                                      12,400,000
--------------------------------------------------------------------------  ----  -------  --------  -----------
FLORIDA - 7.60%
Brevard (County of) Housing Finance Authority (Palm Place Project);
 Multifamily Housing Series 1985 RB
   3.85% 12/01/07(b)(c)                                                        -  VMIG-1     5,360     5,360,000
--------------------------------------------------------------------------  ----  -------  --------  -----------
Dade (County of); Water and Sewer Systems Series 1994 RB
   3.80% 10/05/22(b)(d)                                                     A-1+  VMIG-1     7,800     7,800,000
--------------------------------------------------------------------------  ----  -------  --------  -----------
Florida Housing Finance Agency (Woodlands Project); Adjustable Rate
 Multifamily Housing Series 1985 SS RB
   3.80% 12/01/07(b)(c)                                                     A-1+  VMIG-1     2,000     2,000,000
--------------------------------------------------------------------------  ----  -------  --------  -----------
Gulf Breeze (City of)(Florida Municipal Bond Fund); Variable Rate
 Demand Series 1995 A RB
   3.90% 03/31/21(b)(c)                                                     A-1         -   10,000    10,000,000
--------------------------------------------------------------------------  ----  -------  --------  -----------
Indian Trace Community Development District (Basin I Water
 Management Special Benefit Bonds); Series 1989 RB
   3.80% 11/01/99(b)(d)                                                     A-1+  VMIG-1     2,000     2,000,000
--------------------------------------------------------------------------  ----  -------  --------  -----------

                                                                            RATING(a)      PAR
                                                                          S&P   MOODY'S   (000)       VALUE
Florida - (continued)

Jacksonville (City of) Health Facilities Authority (Baptist Health
 Properties Project); Series 1990 RB
   4.10% 06/01/20(b)(c)                                                  A-1          -  $ 3,200   $ 3,200,000
-----------------------------------------------------------------------  -----  -------  --------  -----------
Pinellas (County of) Health Facilities Authority (Pooled Hospital Loan
 Program); Series 1985
   4.00% 12/01/15(b)(c)                                                  A-1    VMIG-1     3,300     3,300,000
-----------------------------------------------------------------------  -----  -------  --------  -----------
Putnam County Development Authority (Seminole Electric Cooperative,
 Inc. Project); National Rural Utilities Cooperative Finance Corp.
 Guaranteed Floating/Fixed Rate Pooled Series 1984 H-1 PCR
   3.95% 03/15/14(b)(c)                                                  A-1+   P-1        4,015     4,015,000
-----------------------------------------------------------------------  -----  -------  --------  -----------
Sunshine State Governmental Financing Commission; Series 1986 RB
   3.70% 01/31/97(c)(e)                                                      -  VMIG-1     7,000     7,000,000
-----------------------------------------------------------------------  -----  -------  --------  -----------
Sunshine State Governmental Financing Commission (Florida State
 Board of Administration); Government Financing Program Tax
 Exempt Commercial Notes
   3.65% 10/22/96(d)                                                     A-1+         -   10,000    10,000,000
-----------------------------------------------------------------------  -----  -------  --------  -----------
   3.70% 01/29/97(d)                                                     A-1+         -    8,000     8,000,000
-----------------------------------------------------------------------  -----  -------  --------  -----------
University Athletic Association Inc. (University of Florida Stadium
 Project); Capital Improvement Adjustable RB
   3.95% Series 1990 02/01/20(b)(c)                                          -  VMIG-1     7,500     7,500,000
-----------------------------------------------------------------------  -----  -------  --------  -----------
   3.95% Series 1994 02/01/20(b)(c)                                          -  VMIG-1     2,200     2,200,000
-----------------------------------------------------------------------  -----  -------  --------  -----------
                                                                                                    72,375,000
-----------------------------------------------------------------------  -----  -------  --------  -----------
GEORGIA - 4.17%

Burke (County of) Development Authority (Oglethorpe Power Corp.);
 Adjustable Tender Series 1994 A PCR
   3.80% 01/01/19(b)(d)                                                  A-1+   VMIG-1     5,000     5,000,000
-----------------------------------------------------------------------  -----  -------  --------  -----------
Cobb (County of); General Obligation Series 1996 TAN
   4.00% 12/31/96                                                        SP-1+  MIG-1     10,000    10,008,643
-----------------------------------------------------------------------  -----  -------  --------  -----------
Decatur County Bainbridge Industrial Development Authority (Kaiser
 Agriculture Chemical Inc. Project); Series 1985 IDR
   3.85% 12/01/02(b)(c)                                                  A-1+         -    2,100     2,100,000
-----------------------------------------------------------------------  -----  -------  --------  -----------
Dekalb (County of) Housing Authority (Clairmont Crest Project);
 Multifamily Housing Series 1995 RB
   3.85% 06/15/25(b)(c)                                                  A-1+         -    7,600     7,600,000
-----------------------------------------------------------------------  -----  -------  --------  -----------
Dekalb (County of) Housing Authority (Post Ashford Project);
 Multifamily Housing Series 1995 RB
   3.85% 06/01/25(b)(c)                                                  A-1+         -    6,895     6,895,000
-----------------------------------------------------------------------  -----  -------  --------  -----------
Dekalb (County of) Private Hospital Authority (Egleston Children's
 Health Care System Project); Variable Rate Demand Series
 1995 A RAN
   3.80% 12/01/17(b)(c)                                                  A-1+   VMIG-1     3,500     3,500,000
-----------------------------------------------------------------------  -----  -------  --------  -----------

                                                                             RATING(a)      PAR
                                                                           S&P   MOODY'S   (000)       VALUE
Georgia - (continued)

Development Authority of Dekalb County (Radiation Sterilizers, Inc.
 Project); Variable Rate Demand Series 1985 IDR
   3.65% 03/01/05(b)(c)                                                   A-1          -  $ 4,600   $ 4,600,000
------------------------------------------------------------------------  -----  -------  --------  -----------
                                                                                                     39,703,643
------------------------------------------------------------------------  -----  -------  --------  -----------
ILLINOIS - 13.39%

Burbank (City of) (Service Merchandise Co. Inc. Project); Floating Rate
 Monthly Demand Industrial Building Series 1984 RB
   3.60% 09/15/24(b)(c)                                                   A-1+         -    3,600     3,600,000
------------------------------------------------------------------------  -----  -------  --------  -----------
Chicago (City of); Tender Notes Series 1996 GO
   3.10% 02/04/97(c)(e)                                                   SP-1+  MIG-1     28,300    28,284,758
------------------------------------------------------------------------  -----  -------  --------  -----------
Chicago School Reform Board of Trustees (Chicago School Reform
 Board of Trustees Equipment Acquisition Project); Series
 1995 COP
   3.70% 12/01/96(c)                                                      AA-          -    4,000     4,000,000
------------------------------------------------------------------------  -----  -------  --------  -----------
Cook (County of)(Catholic Charities Housing Development Corp.
 Project); Adjustable Demand Series 1988 A-1 RB
   3.85% 01/01/28(b)(c)                                                       -  VMIG-1     1,700     1,700,000
------------------------------------------------------------------------  -----  -------  --------  -----------
Cook (County of) Township High School District No. 211 (Palatine and
 Schaumburg, Illinois); Limited School Tax Series 1995 GO
   4.25% 12/01/96                                                         AA     Aa1        6,140     6,149,554
------------------------------------------------------------------------  -----  -------  --------  -----------
East Peoria (City of) (Radnor/East Peoria Partnership Project);
 Multifamily Housing Series 1983 RB
   4.05% 06/01/08(b)(c)                                                       -  Aa3        6,070     6,070,000
------------------------------------------------------------------------  -----  -------  --------  -----------
Illinois (State of); Series 1981 GO
   11.00% 11/01/96(e)(g)                                                  AAA    Aaa        2,000     2,032,751
------------------------------------------------------------------------  -----  -------  --------  -----------
Illinois (State of); Sales Tax Series E RB
   8.10% 06/15/97(e)(g)                                                   AAA    Aaa        1,435     1,504,413
------------------------------------------------------------------------  -----  -------  --------  -----------
Illinois Development Finance Authority; Variable Rate Demand Notes
 Series 1996-1997A
   3.85% 06/30/97(b)(c)                                                   A-1+         -    6,600     6,600,000
------------------------------------------------------------------------  -----  -------  --------  -----------
Illinois Development Finance Authority (American College of Surgeons
 Project); Tax Exempt Series 1996 RB
   3.90% 08/01/26(b)(c)                                                   A-1+         -    6,000     6,000,000
------------------------------------------------------------------------  -----  -------  --------  -----------
Illinois Development Finance Authority (Chicago Symphony Orchestra
 Project); Variable/Fixed Rate Demand Series 1996 RB
   3.90% 06/01/31(b)(c)                                                   A-1+   VMIG-1     2,040     2,039,626
------------------------------------------------------------------------  -----  -------  --------  -----------
Illinois Development Finance Authority (Commonwealth Edison Co.); PCR
   3.95% Series A 12/01/06(b)(d)                                          A-1    VMIG-1     5,000     5,000,000
------------------------------------------------------------------------  -----  -------  --------  -----------
   3.95% Series 1996 B 12/01/06(b)(d)                                     A-1    P-1       15,000    15,000,000
------------------------------------------------------------------------  -----  -------  --------  -----------

                                                                             RATING(a)      PAR
                                                                           S&P   MOODY'S   (000)       VALUE
Illinois - (continued)

Illinois Development Finance Authority (Institutional Gas Technology
 Project); Variable Rate Series 1993 RB
   3.85% 09/01/18(b)(c)                                                   A-1+         -  $ 2,600   $  2,600,000
------------------------------------------------------------------------  -----  -------  --------  ------------
Illinois Educational Facilities Authority (DePaul University);
 Series 1992 RB
   3.85% 04/01/26(b)(c)                                                   A-1+   VMIG-1    11,000     11,000,000
------------------------------------------------------------------------  -----  -------  --------  ------------
Illinois Educational Facilities Authority (Pooled Financing Program);
 Adjustable Rate Series 1985 RB
   3.90% 12/01/05(b)(d)                                                   A-1+   VMIG-1     4,120      4,120,000
------------------------------------------------------------------------  -----  -------  --------  ------------
Illinois Health Facilities Authority (Streetville Corp.); Variable Rate
 Series 1994 RB
   3.85% 08/15/24(b)(c)                                                   A-1+   P-1        3,000      3,000,000
------------------------------------------------------------------------  -----  -------  --------  ------------
Marseilles (City of) (Kaiser Agricultural Chemicals Inc. Project);
 Variable Rate Demand Series 1985 IDR
   3.85% 01/01/98(b)(c)                                                   A-1+         -    3,750      3,750,000
------------------------------------------------------------------------  -----  -------  --------  ------------
Oak Forest (City of) (Homewood Pool); Series 1989 RB
   3.90% 07/01/24(b)(c)                                                       -  VMIG-1     3,000      3,000,000
------------------------------------------------------------------------  -----  -------  --------  ------------
Village of Lisle (Four Lakes Project); Multi-Family Housing
 Series 1985 A RB
   3.90% 04/01/19(b)(c)                                                   A-1          -    1,390      1,390,000
------------------------------------------------------------------------  -----  -------  --------  ------------
Village of Northbrook (Euromarket Designs, Inc. Project); Variable Rate
 Demand Refunding Series 1993 IDR
   3.85% 07/01/02(b)(c)                                                   A-1+         -    3,200      3,200,000
------------------------------------------------------------------------  -----  -------  --------  ------------
Winnebage and Boone (Counties of) School District No. 206; Tax
 Anticipation Warrants Series 1996 GO
   4.35% 10/30/96(d)                                                      SP-1   MIG-1      7,500      7,507,006
------------------------------------------------------------------------  -----  -------  --------  ------------
                                                                                                     127,548,108
------------------------------------------------------------------------  -----  -------  --------  ------------
INDIANA - 2.58%

Auburn (City of) (Sealed Power Corp. Project); Variable Rate Demand
 Economic Development Series 1985 RB
   3.70% 07/01/10(b)(c)                                                       -  VMIG-1     1,200      1,200,000
------------------------------------------------------------------------  -----  -------  --------  ------------
Indiana (State of) (Advance Funding Project); Series 1996 A-2 RAN
   4.25% 01/09/97                                                         SP-1+  MIG-1     14,000     14,027,796
------------------------------------------------------------------------  -----  -------  --------  ------------
Indianapolis (City of) (Childrens Museum Project); Economic
 Development Floating Rate Series 1995 RB
   3.80% 10/01/25(b)(c)                                                   A-1+         -    5,000      5,000,000
------------------------------------------------------------------------  -----  -------  --------  ------------
Indianapolis (City of) (Jewish Community Campus Project); Variable
 Rate Economic Development RB
   3.85% 04/01/05(b)(c)                                                       -  VMIG-1     2,395      2,395,000
------------------------------------------------------------------------  -----  -------  --------  ------------

                                                                              RATING(a)       PAR
                                                                             S&P   MOODY'S   (000)      VALUE
Indiana - (continued)

Petersburg (City of) (Indianapolis Power and Light Co. Project);
 Adjustable Rate Tender Securities Series 1995 B PCR
   3.80% 01/01/23(b)(d)                                                     A-1+   VMIG-1   $ 2,000  $ 2,000,000
--------------------------------------------------------------------------  -----  -------  -------  -----------
                                                                                                      24,622,796
--------------------------------------------------------------------------  -----  -------  -------  -----------
IOWA - 0.29%

Iowa (State of) School Corporations (Corporations of Iowa School Cash
 Anticipation Program); Warrant Certificates
 Series 1995-1996 B TRAN
   4.25% 01/30/97(d)                                                        SP-1+  MIG-1      2,800    2,805,801
--------------------------------------------------------------------------  -----  -------  -------  -----------
KANSAS - 0.13%

Kansas State Development Finance Authority (Water Pollution Control -
 SRF); Series 1993 I RB
   4.30% 11/01/96                                                               -  Aa1        1,250    1,250,614
--------------------------------------------------------------------------  -----  -------  -------  -----------
KENTUCKY - 1.39%
Mason County (East Kentucky Power Cooperative, Inc. Project); National
 Rural Utilities Cooperative Finance Corp. Guaranteed Floating/Fixed
 Rate Pooled Series 1984 B-2 PCR
   3.95% 10/15/14(b)(c)                                                     A-1+   Aa3        9,150    9,150,000
--------------------------------------------------------------------------  -----  -------  -------  -----------
Mayfield (City of) (Kentucky League of Cities Funding Trust Pooled
 Lease Financing Program); Variable Rate Multi-City Lease
 Series 1996 RB
   4.10% 07/01/26(b)(c)                                                     A-1    VMIG-1     4,100    4,100,000
--------------------------------------------------------------------------  -----  -------  -------  -----------
                                                                                                      13,250,000
--------------------------------------------------------------------------  -----  -------  -------  -----------
LOUISIANA - 2.94%

East Baton Rouge Mortgage Finance Authority (GNMA and FNMA
 Mortgage-Backed Securities Program); Single Family Mortgage
 Refunding Series 1996 C-1 RB
   3.85% 04/03/97(e)(g)                                                         -  VMIG-1     2,000    2,000,000
--------------------------------------------------------------------------  -----  -------  -------  -----------
Louisiana Offshore Terminal Authority (LOOP Inc. Project); Deepwater
 Port Refunding Series 1992 A RB
   3.70% 09/01/08(b)(c)                                                     A-1+   VMIG-1    19,000   19,000,000
--------------------------------------------------------------------------  -----  -------  -------  -----------
Louisiana Public Facilities Authority (Greenbriar Hospital Inc. Project);
 Variable Rate Demand Series 1984 RB
   3.85% 11/01/14(b)(c)                                                         -  Aa2        2,000    2,000,000
--------------------------------------------------------------------------  -----  -------  -------  -----------
Louisiana Public Facilities Authority (Willis-Knighton Medical Center
 Project); Hospital Series 1995 RB
   3.80% 09/01/25(b)(d)                                                     A-1    VMIG-1     5,000    5,000,000
--------------------------------------------------------------------------  -----  -------  -------  -----------
                                                                                                      28,000,000
--------------------------------------------------------------------------  -----  -------  -------  -----------

                                                                            RATING(a)       PAR
                                                                           S&P   MOODY'S   (000)      VALUE
MARYLAND - 0.58%

Prince George (County of) Housing Authority (Laurel-Oxford Associates
 Apartment Project); Mortgage Series 1985 RB
   3.925% 10/01/07(b)(c)                                                      -  VMIG-1   $3,500   $ 3,500,000
------------------------------------------------------------------------  -----  -------  -------  -----------
Washington Suburban Sanitation District; General Construction Bonds
 Unlimited Series 1986 GO
   7.25% 01/01/97(e)(g)                                                   AAA    Aaa       2,000     2,056,393
------------------------------------------------------------------------  -----  -------  -------  -----------
                                                                                                     5,556,393
------------------------------------------------------------------------  -----  -------  -------  -----------
MICHIGAN - 5.58%

Jackson County Economic Development Corp. (Sealed Power Corp.);
 Economic Development Variable Refunding RB
   3.70% 10/01/19(b)(c)                                                       -  VMIG-1    1,000     1,000,000
------------------------------------------------------------------------  -----  -------  -------  -----------
Michigan (State of); Series 1995 GO
   6.50% 12/01/96                                                         AA     Aa        5,555     5,580,653
------------------------------------------------------------------------  -----  -------  -------  -----------
Michigan State Hospital Finance Authority
 (Hospital Equipment Loan Program); Hospital RB
   3.90% Pooled Series 1994 A 12/01/23(b)(c)                                  -  VMIG-1    6,600     6,600,000
------------------------------------------------------------------------  -----  -------  -------  -----------
   3.90% Pooled Series 1995 A 12/01/23(b)(c)                                  -  VMIG-1    3,400     3,400,000
------------------------------------------------------------------------  -----  -------  -------  -----------
   3.90% Pooled Series 1996 A 12/01/23(b)(c)                                  -  VMIG-1    5,000     5,000,000
------------------------------------------------------------------------  -----  -------  -------  -----------
Michigan State Strategic Fund (Detroit Edison Co.);
 Limited Obligation RB
   3.80% 09/01/30(b)(c)                                                   A-1+   P-1       8,500     8,500,000
------------------------------------------------------------------------  -----  -------  -------  -----------
Michigan State Strategic (Peachwood Center Association Project);
 Limited Obligation Series 1995 RB
   3.80% 06/01/16(b)(c)                                                   A-1+         -   2,350     2,350,000
------------------------------------------------------------------------  -----  -------  -------  -----------
Michigan State Underground Storage Tank Financial Assurance
 Authority; Series I RB
   5.00% 05/01/97(d)                                                      AAA    Aaa       6,500     6,542,039
------------------------------------------------------------------------  -----  -------  -------  -----------
Michigan Strategic Fund (Consumer's Power Corp.); Variable Rate
 Demand Series 1988 A PCR
   3.95% 04/15/18(b)(c)                                                       -  P-1       1,090     1,089,740
------------------------------------------------------------------------  -----  -------  -------  -----------
Michigan Strategic Fund (260 Brown St. Associates Project); Convertible
 Variable Rate Demand Limited Obligation
 Series 1985 RB
   3.50% 10/01/15(b)(c)                                                       -  VMIG-1    3,650     3,650,000
------------------------------------------------------------------------  -----  -------  -------  -----------
Michigan Strategic Fund (The Norcor Corp. Project); IDR
   3.80% 12/01/00(b)(c)                                                       -  P-1       4,400     4,400,000
------------------------------------------------------------------------  -----  -------  -------  -----------
Wayne County School District; State School Aid
 1995 Limited Tax Series 1996 GO
   4.50% 05/01/97                                                         SP-1+        -   5,000     5,015,472
------------------------------------------------------------------------  -----  -------  -------  -----------
                                                                                                    53,127,904
------------------------------------------------------------------------  -----  -------  -------  -----------

                                                                           RATING(a)       PAR
                                                                          S&P   MOODY'S   (000)      VALUE
MINNESOTA - 1.27%

Bloomington (City of) Port Authority (Mall of America Project); Special
 Tax Revenue Series 1996 B RB
   3.90% 02/01/13(b)(d)                                                   A-1+  VMIG-1   $2,000   $ 2,000,000
------------------------------------------------------------------------  ----  -------  -------  -----------
Mankato (City of) (Northern States Power Co. Project); Floating
 Collateralized Series 1985 PCR
   3.95% 03/01/11(b)(d)                                                   AA-   A1        2,900     2,900,000
------------------------------------------------------------------------  ----  -------  -------  -----------
Minneapolis (City of) Community Development Agency (Walker Methodist
 Health Systems); Adjustable Refunding Series 1995 RB
   3.85% 04/01/10(b)(c)                                                   A-1         -   6,000     6,000,000
------------------------------------------------------------------------  ----  -------  -------  -----------
Red Wing (City of) Industrial Development Authority (Northern States
 Power Co.); Floating Rate Collateralized Series 1985 PCR
   3.95% 03/01/11(b)(d)                                                   AA-   A1        1,200     1,200,000
------------------------------------------------------------------------  ----  -------  -------  -----------
                                                                                                   12,100,000
------------------------------------------------------------------------  ----  -------  -------  -----------
MISSOURI - 1.68%
Missouri Health & Educational Facilities Authority (Christian Health
 Services Development Corp. Equipment and Capital Loan Program);
 Floating Rate Weekly Demand Series 1989 RB
   3.70% Series A 11/01/19(b)(c)                                          A-1+        -   2,600     2,600,000
------------------------------------------------------------------------  ----  -------  -------  -----------
   3.70% Series B 11/01/19(b)(c)                                          A-1+        -   3,750     3,750,000
------------------------------------------------------------------------  ----  -------  -------  -----------
Missouri State Environmental Improvement & Energy Resource Authority
 (Associated Electric Cooperative, Inc. Project); Pooled
 Series 1993-M RB
   3.95% 12/15/03(b)(c)                                                   AA-   VMIG-1    2,770     2,770,000
------------------------------------------------------------------------  ----  -------  -------  -----------
Saint Louis County Industrial Development Authority (Bonhomme Village
 Apartments Association Project); Variable Rate Demand Housing
 Series 1985 RB
   3.80% 10/01/07(b)(c)                                                      -  VMIG-1    6,900     6,900,000
------------------------------------------------------------------------  ----  -------  -------  -----------
                                                                                                   16,020,000
------------------------------------------------------------------------  ----  -------  -------  -----------
NEBRASKA - 0.11%

Omaha Public Power District; Nebraska Electric Series 1993 D RB
   3.90% 02/01/97                                                         AA    Aa        1,000     1,002,319
------------------------------------------------------------------------  ----  -------  -------  -----------
NEVADA - 0.21%

Clark (County of) (Nevada Power Co. Project);
 Series 1995 D-1 PCR
   3.90% 10/01/11(b)(c)                                                   A-1+        -   2,000     2,000,000
------------------------------------------------------------------------  ----  -------  -------  -----------

                                                                           RATING(a)       PAR
                                                                          S&P   MOODY'S   (000)       VALUE
NEW HAMPSHIRE - 2.13%

Business Finance Authority for the State of New Hampshire (Connecticut
 Power & Light); Series 1993 A PCR
   3.90% 12/01/22(b)(c)                                                      -  VMIG-1   $ 1,600   $  1,600,000
-----------------------------------------------------------------------  -----  -------  --------  ------------
New Hampshire Higher Educational and Health Facilities Authority (VHA
 of New England Capital Asset Financial Program); Variable Rate
 Hospital Series 1985 RB
   3.85% Series B 12/01/25(b)(d)                                         A-1    Aaa        4,200      4,200,000
-----------------------------------------------------------------------  -----  -------  --------  ------------
   3.85% Series G 12/01/25(b)(d)                                         A-1    Aaa       14,125     14,125,000
-----------------------------------------------------------------------  -----  -------  --------  ------------
New Hampshire Industrial Development Authority (Bangor Hydro-
 Electric Co. Project); Variable Rate Demand Series 1983 PCR
   3.60% 01/01/09(b)(c)                                                  A-1+         -      400        400,000
-----------------------------------------------------------------------  -----  -------  --------  ------------
                                                                                                     20,325,000
-----------------------------------------------------------------------  -----  -------  --------  ------------
NEW MEXICO - 0.37%

Albuquerque (City of); Gross Receipts Lodgers Tax Series 1991 A RB
   3.90% 07/01/22(b)(c)                                                      -  VMIG-1     3,500      3,500,000
-----------------------------------------------------------------------  -----  -------  --------  ------------
NEW YORK - 15.13%

Eagle Tax Exempt Trust; Class A COP(f)
   4.00% Series 1993 E 08/01/06(b)(d)                                    A-1+c        -   15,000     15,000,000
-----------------------------------------------------------------------  -----  -------  --------  ------------
   4.00% Series 1993 F 08/01/06(b)(d)                                    A-1+c        -   20,500     20,500,000
-----------------------------------------------------------------------  -----  -------  --------  ------------
   4.00% Series 943802 05/01/07(b)(d)                                    A-1+c        -   17,800     17,800,000
-----------------------------------------------------------------------  -----  -------  --------  ------------
   4.00% Series 943901 06/15/07(b)(d)                                    A-1+c        -   14,500     14,500,000
-----------------------------------------------------------------------  -----  -------  --------  ------------
   4.00% Series 94C2102 06/01/14(b)(d)                                   A-1+c        -   11,300     11,300,000
-----------------------------------------------------------------------  -----  -------  --------  ------------
   3.95% Series 1994 C-1 06/15/18(b)(g)                                  A-1+c        -   18,000     18,000,000
-----------------------------------------------------------------------  -----  -------  --------  ------------
   4.00% Series 950901 06/01/21(b)(d)                                    A-1+         -   12,700     12,700,000
-----------------------------------------------------------------------  -----  -------  --------  ------------
   3.95% Series 943207 07/01/29(b)(d)                                    A-1+c        -   14,200     14,200,000
-----------------------------------------------------------------------  -----  -------  --------  ------------
Merrill Lynch Group Float Program, New York State Medical Facilities
 Finance Agency (St. Lukes-Roosevelt Hospital Center); Floating
 Option Tax-Exempt Receipts Series PA-113 1993 A Mortgage RB
   3.85% 02/15/29(b)(d)                                                  A-1+c        -    9,700      9,700,000
-----------------------------------------------------------------------  -----  -------  --------  ------------
New York (City of); General Obligation Fiscal Series 1997 A TAN
   4.50% 02/12/97                                                        SP-1+  MIG-1      5,000      5,015,162
-----------------------------------------------------------------------  -----  -------  --------  ------------
New York State Energy Research and Development Authority (Niagara
 Mohawk Power Corp.); Series 1985 C RB
   3.95% 12/01/25(b)(c)                                                      -  P-1        5,500      5,500,000
-----------------------------------------------------------------------  -----  -------  --------  ------------
                                                                                                    144,215,162
-----------------------------------------------------------------------  -----  -------  --------  ------------
NORTH CAROLINA - 3.75%

Alamance Industrial Facilities & Pollution Control Financing Authority
 (Science Manufacturing Inc. Project); Series 1985 IDR
   4.00% 04/01/15(b)(c)                                                      -  P-1        4,400      4,400,000
-----------------------------------------------------------------------  -----  -------  --------  ------------

                                                                          RATING(a)       PAR
                                                                         S&P   MOODY'S   (000)       VALUE
North Carolina - (continued)

Charlotte (City of); Airport Refunding Variable Rate Series 1993 A RB
   3.80% 07/01/16(b)(d)                                                  A-1+  VMIG-1     7,550     7,550,000
-----------------------------------------------------------------------  ----  -------  --------  -----------
New Hanover (County of) Industrial Facilities and Pollution Control
 Financing Authority (Gang-Nail Systems, Inc. Project);
 Series 1984 RB
   3.85% 12/01/99(b)(c)                                                     -  P-1      $ 5,600   $ 5,600,000
-----------------------------------------------------------------------  ----  -------  --------  -----------
North Carolina Eastern Municipal Power Systems; Series A RB
   7.50% 01/01/97(e)(g)                                                     -  AAA        5,000     5,151,666
-----------------------------------------------------------------------  ----  -------  --------  -----------
North Carolina Municipal Power Agency Number 1 (Catawba Project)
   3.65% 10/31/96(c)                                                     A-1+  P-1        3,000     3,000,000
-----------------------------------------------------------------------  ----  -------  --------  -----------
   3.65% 11/27/96(c)                                                     A-1+  P-1       10,000    10,000,000
-----------------------------------------------------------------------  ----  -------  --------  -----------
                                                                                                   35,701,666
-----------------------------------------------------------------------  ----  -------  --------  -----------
OHIO - 1.85%

Cleveland (City of) Ohio School District; Series 1991 GO
   7.70% 12/01/96(g)                                                        -  AAA        1,500     1,509,896
-----------------------------------------------------------------------  ----  -------  --------  -----------
Cuyahoga (County of) (S&R Playhouse Realty Co.); Adjustable Rate
 Demand Series 1984 IDR
   3.65% 12/01/09(b)(c)                                                     -  MIG-1        655       655,000
-----------------------------------------------------------------------  ----  -------  --------  -----------
Franklin (County of) (Bricker & Eckler Building Co. Project); Variable
 Rate Demand Series 1984 IDR
   4.05% 11/01/14(b)(c)                                                     -  P-1        8,900     8,900,000
-----------------------------------------------------------------------  ----  -------  --------  -----------
Marion (County of) (Pooled Lease Program); Hospital RB
   3.95% 10/01/22(b)(c)                                                  A-1+        -    2,560     2,560,000
-----------------------------------------------------------------------  ----  -------  --------  -----------
Ohio Housing Finance Agency (Kenwood Congregate Retirement
 Community Project); Variable Rate Demand Multifamily Housing
 Series 1985 RB
   3.50% 12/01/15(b)(c)                                                     -  VMIG-1       980       980,000
-----------------------------------------------------------------------  ----  -------  --------  -----------
Summit (County of) Various Purpose Notes; Series 1996 B General
 Obligation BAN
   4.00% 06/05/97                                                           -  MIG-1      3,000     3,006,841
-----------------------------------------------------------------------  ----  -------  --------  -----------
                                                                                                   17,611,737
-----------------------------------------------------------------------  ----  -------  --------  -----------
OKLAHOMA - 1.05%

Oklahoma Water Resource Board State Loan Program;
 Series 1994 A RB
   3.75% 03/03/97(e)                                                     A-1+        -   10,000    10,000,000
-----------------------------------------------------------------------  ----  -------  --------  -----------
OREGON - 1.05%

Oregon (State of); Veteran Welfare Variable Rate Demand
 Series 73 F GO
   3.80% 12/01/17(b)(c)                                                  A-1+  VMIG-1     4,100     4,100,000
-----------------------------------------------------------------------  ----  -------  --------  -----------

                                                                              RATING(a)       PAR
                                                                             S&P   MOODY'S   (000)       VALUE
Oregon - (continued)

Portland (City of) (South Park Block Project); Multifamily Housing
 Refunding Series 1988 A RB
   3.85% 12/01/11(b)(c)                                                      A-1+        -  $ 5,900   $ 5,900,000
                                                                                                       10,000,000
---------------------------------------------------------------------------  ----  -------  --------  -----------
PENNSYLVANIA - 2.66%

Delaware County Industrial Development Authority (Henderson-Radnor
 Joint Venture Project); Limited Obligation Series 1985 RB
   3.875% 04/01/15(b)(c)                                                        -  Aa3          900       900,000
---------------------------------------------------------------------------  ----  -------  --------  -----------
Lehigh (County of) General Purpose Authority (Hospital Cent Services
 Capital Asset Finance Program); Variable Rate Demand Series A RB
   3.80% 01/13/97(d)(e)                                                      A-1   Aaa        5,000     5,000,000
---------------------------------------------------------------------------  ----  -------  --------  -----------
Northeastern Pennsylvania Hospital Authority (Hospital Central Services
 Capital Asset Program); Variable Rate Demand
 Series B RB
   3.60% 10/23/96(d)(e)                                                      A-1   Aaa        3,000     3,000,000
---------------------------------------------------------------------------  ----  -------  --------  -----------
Quakertown Hospital Authority (HPF Group); Variable Rate Series
 1985 A RB
   3.80% 07/01/05(b)(c)                                                         -  VMIG-1     1,800     1,800,000
---------------------------------------------------------------------------  ----  -------  --------  -----------
Schuykill County Industrial Development Authority (Gilberton Power
 Project); Variable Rate Resources Recovery Series 1985 RB
   3.95% 12/01/02(b)(c)                                                      A-1         -    2,300     2,300,000
---------------------------------------------------------------------------  ----  -------  --------  -----------
Wilkes-Barre (City of) Industrial Development Authority (Toys "R"
 Us/Penn Inc. Project); Economic Development Series 1984 RB
   3.75% 07/01/14(b)(c)                                                         -  A1         2,300     2,300,000
---------------------------------------------------------------------------  ----  -------  --------  -----------
York (City of) General Authority; Adjustable Rate Pooled Financing
 Series 1996 RB
   3.85% 09/01/26(b)(c)                                                      A-1         -   10,000    10,000,000
---------------------------------------------------------------------------  ----  -------  --------  -----------
                                                                                                       25,300,000
---------------------------------------------------------------------------  ----  -------  --------  -----------
SOUTH CAROLINA - 0.26%

Horry (County of) (Carolina Treatment Center); Variable Rate Demand
 Series 1984 RB
   3.85% 12/01/14(b)(c)                                                         -  Aa2        2,500     2,500,000
---------------------------------------------------------------------------  ----  -------  --------  -----------
TENNESSEE - 5.86%
Health, Educational and Housing Facility Board of Shelby County (Rhodes
 College); Variable Rate Demand Educational Facilities Series 1985 RB
   3.60% 08/01/10(b)(c)                                                      A-1+        -    2,075     2,075,000
---------------------------------------------------------------------------  ----  -------  --------  -----------
Industrial Development Board of the City of Knoxville (Toys "R" Us Inc.,
 Project); Series 1984 IDR
   4.05% 05/01/14(b)(c)                                                         -  A1         1,150     1,150,000
---------------------------------------------------------------------------  ----  -------  --------  -----------
Knox (County of) Industrial Development Authority (Centre Square II,
 Ltd. Project); Floating Rate Monthly Demand Series 1984 IDR
   3.50% 12/01/14(b)(c)                                                      A-1+        -    5,400     5,400,000
---------------------------------------------------------------------------  ----  -------  --------  -----------

                                                                            RATING(a)       PAR
                                                                           S&P   MOODY'S   (000)       VALUE
Tennessee - (continued)

Knox (County of) Industrial Development Authority (Old Kingston
 Properties); Floating Rate Industrial Series 1984 RB
   3.50% 12/01/14(b)(c)                                                    A-1+        -  $ 3,500   $ 3,500,000
-------------------------------------------------------------------------  ----  -------  --------  -----------
Knox (County of) Industrial Development Authority (Professional Plaza,
 Ltd. Project); Floating Rate Monthly Demand Series 1984 IDR
   3.50% 12/01/14(b)(c)                                                    A-1+        -    2,900     2,900,000
-------------------------------------------------------------------------  ----  -------  --------  -----------
Knox County Industrial Development Board (Weisgarber Partners);
 Floating Rate Series 1984 IDR
   3.50% 12/01/14(b)(c)                                                    A-1+        -      700       700,000
-------------------------------------------------------------------------  ----  -------  --------  -----------
Nashville and Davidson (County of) Industrial Development Board of
 Metro Government (Amberwood Ltd Project);
 Multifamily Housing RB
   4.15% Series 1993 A 07/01/13(b)(c)                                         -  VMIG-1     2,345     2,345,000
-------------------------------------------------------------------------  ----  -------  --------  -----------
   4.15% Series 1993 B 07/01/13(b)(c)                                      A-1   VMIG-1     1,990     1,990,000
-------------------------------------------------------------------------  ----  -------  --------  -----------
Nashville Metro Airport Authority; Adjustable Rate Series 1993 RB
   3.85% 07/01/19(b)(d)                                                    A-1+  VMIG-1     4,700     4,700,000
-------------------------------------------------------------------------  ----  -------  --------  -----------
Tennessee State School Bond Authority; Higher Educational Facilities BAN
   3.85% Series 1994 C 03/01/98(b)(d)                                      A-1+  VMIG-1     5,535     5,535,000
-------------------------------------------------------------------------  ----  -------  --------  -----------
   3.85% Series 1995 C 03/01/98(b)(d)                                      A-1+  VMIG-1    11,000    11,000,000
-------------------------------------------------------------------------  ----  -------  --------  -----------
   3.85% Series 1996 A 03/01/98(b)                                         A-1+  VMIG-1    14,500    14,500,000
-------------------------------------------------------------------------  ----  -------  --------  -----------
                                                                                                     55,795,000
-------------------------------------------------------------------------  ----  -------  --------  -----------
TEXAS - 9.58%

Angelina & Neches River Authority Industrial Development Corp. (Temple
 Inland Marine); Series 1984 B RB
   3.90% 05/01/14(b)(c)                                                       -  P-1        4,200     4,200,000
-------------------------------------------------------------------------  ----  -------  --------  -----------
Austin (City of) Texas Utility System; Refunding Combination
 Series 1992 A RB
   5.00% 11/15/96(d)                                                       AAA   Aaa        1,975     1,978,541
-------------------------------------------------------------------------  ----  -------  --------  -----------
Brazos River Harbor Navigation District of Brazoria County (Hoffman-La
 Roche Inc. Project); Series 1985 RB
   3.75% 04/01/02(b)(c)                                                       -  A1         2,750     2,750,000
-------------------------------------------------------------------------  ----  -------  --------  -----------
Brownsville (City of) Utility System; Series A Commercial Paper Notes
   3.75% 02/10/97(c)                                                       A-1+  P-1        1,000     1,000,000
-------------------------------------------------------------------------  ----  -------  --------  -----------
Harris County Health Facilities Development Corp. (Greater Houston
 Pooled Health); Series 1985 A RB
   3.85% 11/01/25(b)(c)                                                    A-1         -    3,000     3,000,000
-------------------------------------------------------------------------  ----  -------  --------  -----------
Harris County Health Facilities Development Corp. (Gulf Coast Regional
 Blood Center Project); Series 1992 RB
   3.85% 04/01/17(b)(c)                                                    A-1         -    3,550     3,550,000
-------------------------------------------------------------------------  ----  -------  --------  -----------

                                                                           RATING(a)       PAR
                                                                          S&P   MOODY'S   (000)       VALUE
Texas - (continued)
Houston (City of) Texas Water and Sewer System; Series A Commercial
 Paper Notes
   3.65% 10/10/96                                                        A-1    P-1      $ 5,000   $ 5,000,000
-----------------------------------------------------------------------  -----  -------  --------  -----------
Houston (City of) Texas Water and Sewer System Revenue Exchange
 Prior Lien; Series A RB
   7.00% 12/01/96(d)(e)                                                  AAA    Aaa        1,265     1,297,898
-----------------------------------------------------------------------  -----  -------  --------  -----------
Lower Colorado River Authority; Third Supplemental Junior Lien
 Refunding Series 1996 RB
   3.80% 01/01/13(b)(d)                                                  A-1+   VMIG-1     5,000     5,000,000
-----------------------------------------------------------------------  -----  -------  --------  -----------
Nueces County Health Facilities Development Corp. (Driscoll Childrens
 Hospital); Floating Rate Demand Hospital Series 1985 RB
   3.95% 07/01/15(b)(c)                                                      -  VMIG-1     2,570     2,570,000
-----------------------------------------------------------------------  -----  -------  --------  -----------
Plano (City of) Independent School District; GO
   5.50% 02/15/97(c)                                                     AAA    Aaa        1,450     1,459,521
-----------------------------------------------------------------------  -----  -------  --------  -----------
Red River Authority of Texas (Southwestern Public Service Co. Project)
 Adjustable Rate Tender Securities; Refunding PCR
   3.85% Series 1991 07/01/11(b)(d)                                      A-1+   VMIG-1    13,300    13,300,000
-----------------------------------------------------------------------  -----  -------  --------  -----------
   3.80% Series 1996 07/01/16(b)(d)                                      A-1+   VMIG-1     5,000     5,000,000
-----------------------------------------------------------------------  -----  -------  --------  -----------
San Antonio (City of) Electric & Gas; Refunding Series 1991 A RB
   6.00% 02/01/97(d)                                                     AAA    Aaa        1,000     1,007,597
-----------------------------------------------------------------------  -----  -------  --------  -----------
Tarrant (County of) Texas Housing Finance Corp. (Windcastle Project);
 Multifamily Housing RB
   3.95% 08/01/26(b)(c)                                                  A-1+         -    2,100     2,100,000
-----------------------------------------------------------------------  -----  -------  --------  -----------
Texas (State of); Series 1996 TRAN
   4.75% 08/29/97                                                        SP-1+  MIG-1     24,000    24,167,077
-----------------------------------------------------------------------  -----  -------  --------  -----------
Texas (University of) Board of Regents Revenue Financing System;
 Series A Commercial Paper
   3.60% 10/29/96                                                        A-1+   P-1        7,516     7,516,000
-----------------------------------------------------------------------  -----  -------  --------  -----------
Texas Department of Housing and Community Affairs; SFM Tax Exempt
 Refunding Series B Commercial Paper Notes
   3.75% 10/01/96(d)                                                     A-1+         -    4,315     4,315,000
-----------------------------------------------------------------------  -----  -------  --------  -----------
Trinity River Industrial Development Authority (Radiation Sterilizers,
 Inc. Project); Variable Rate Demand IDR
   3.65% Series 1985 A 11/01/05(b)(c)                                    A-1          -      500       500,000
-----------------------------------------------------------------------  -----  -------  --------  -----------
   3.65% Series 1985 B 11/01/05(b)(c)                                    A-1          -    1,650     1,650,000
-----------------------------------------------------------------------  -----  -------  --------  -----------
                                                                                                    91,361,634
-----------------------------------------------------------------------  -----  -------  --------  -----------
UTAH - 1.42%

Bountiful (City of) (Bountiful Gateway Park Project); Adjustable Rate
 Refunding Series 1987 IDR
   3.85% 12/01/97(b)(c)                                                  A-1+         -    3,835     3,835,000
-----------------------------------------------------------------------  -----  -------  --------  -----------
State Board of Regents of the State of Utah (University Inn Project);
 Variable Rate Demand Series 1985 IDR
   4.10% 12/01/15(b)(c)                                                      -  P-1        8,800     8,800,000
-----------------------------------------------------------------------  -----  -------  --------  -----------

                                                                            RATING(a)       PAR
                                                                          S&P   MOODY'S    (000)      VALUE
------------------------------------------------------------------------  ----  -------  -------  -----------
Utah - (continued)
Utah State Housing Finance Agency; Single Family Mortgage Variable
 Rate Issue 1993 D RB
   4.00% 07/01/16(b)                                                         -  VMIG-1   $   900  $   900,000
------------------------------------------------------------------------  ----  -------  -------  -----------
                                                                                                   13,535,000
------------------------------------------------------------------------  ----  -------  -------  -----------
VERMONT - 0.22%

Vermont (State of); Series 1993 B GO
   6.60% 10/15/96                                                         AA-   Aa         2,100    2,102,322
------------------------------------------------------------------------  ----  -------  -------  -----------
VIRGINIA - 2.07%

Fairfax County Redevelopment and Housing Authority (Chase
 Commons Project); Variable Rate Demand Series 1984 A RB
   3.925% 12/01/06(b)(c)                                                     -  VMIG-1     3,330    3,330,000
------------------------------------------------------------------------  ----  -------  -------  -----------
Henrico (County of) Virginia Industrial Development Authority
 (Hermitage Project); Variable Rate Health Facilities Bonds
 Series 1994
   4.10% 05/01/24(b)(c)                                                      -  VMIG-1    11,369   11,369,109
------------------------------------------------------------------------  ----  -------  -------  -----------
Richmond Redevelopment & Housing Authority (1995 Old Manchester
 Project); Variable Rate Demand Series 1995 A RB
   3.85% 12/01/25(b)(c)                                                   A-1+        -    5,000    5,000,000
------------------------------------------------------------------------  ----  -------  -------  -----------
                                                                                                   19,699,109
------------------------------------------------------------------------  ----  -------  -------  -----------
WASHINGTON - 0.32%

Snohomish (County of) Washington Public Utilities (District No. 001);
 Electric Revenue Generation System Series 1986 A
   7.875% 01/01/97(e)(g)                                                     -  AAA        1,000    1,029,893
------------------------------------------------------------------------  ----  -------  -------  -----------
Washington Suburban Sanitation District; General Construction RB
   7.375% 01/01/97(e)(g)                                                  AAA   AAA        1,000    1,030,103
------------------------------------------------------------------------  ----  -------  -------  -----------
Washington Suburban Sanitation District; Water Supply Refunding
 Series 1986 GO
   5.90% 11/01/96                                                         AA    Aa1        1,000    1,001,807
------------------------------------------------------------------------  ----  -------  -------  -----------
                                                                                                    3,061,803
------------------------------------------------------------------------  ----  -------  -------  -----------
WEST VIRGINIA - 0.29%

West Virginia Hospital Finance Authority (VHA Mid-Atlantic States, Inc.
 Capital Asset Financing Program); Series 1985 C RB
   3.90% 12/01/25(b)(d)                                                   A-1   Aaa        2,800    2,800,000
------------------------------------------------------------------------  ----  -------  -------  -----------

                                           RATING(a)      PAR
                                         S&P   MOODY'S   (000)        VALUE
--------------------------------------  -----  -------  -------  ---------------
WISCONSIN - 0.74%

Wisconsin (State of); GO
   4.50% 06/16/97                       SP-1+  MIG-1    $6,000   $    6,026,367
--------------------------------------  -----  -------  -------  ---------------
Wisconsin (State of); Series C GO
   7.00% 05/01/97(e)(g)                 AAA    AAA       1,000        1,027,839
--------------------------------------  -----  -------  -------  ---------------
                                                                      7,054,206
--------------------------------------  -----  -------  -------  ---------------
TOTAL INVESTMENTS - 104.19%                                       992,667,897(h)
--------------------------------------  -----  -------  -------  ---------------
OTHER ASSETS AND LIABILITIES - (4.19%)                              (39,900,043)
--------------------------------------  -----  -------  -------  ---------------
NET ASSETS - 100.00%                                             $  952,767,854
--------------------------------------  -----  -------  -------  ---------------


INVESTMENT  ABBREVIATIONS:

BAN  Bond Anticipation Notes               RAN   Revenue Anticipation Notes
COP  Certificates of Participation         RB    Revenue Bonds
GO   General Obligation Bonds              TAN   Tax Anticipation Notes
IDR  Industrial Development Revenue Bonds  TRAN  Tax and Revenue Anticipation Notes
PCR  Pollution Control Revenue Bonds


NOTES  TO  SCHEDULE  OF  INVESTMENTS:

(a) Ratings assigned by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P").

(b) Demand security; payable upon demand by the Fund at specified intervals no greater than thirteen months. Interest rates are redetermined periodically. Rates shown are the rates in effect on September 30, 1996.

(c)      Security  is  secured  by  a  letter  of  credit.

(d)      Security  is  secured  by  bond  insurance.

(e) Security has an outstanding call or mandatory put by the issuer. Par value and maturity date reflect such call or put.

(f) The Fund may invest in synthetic municipal instruments the value of and return on which are derived from underlying securities. The types of synthetic municipal instruments in which the Fund may invest include variable rate instruments. These instruments involve the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders short-term floating or variable interest rates which are reset periodically. A "variable rate trust certificate" evidences an interest in a trust entitling the certificate holder to receive variable rate interest based on prevailing short-term interest rates and also typically providing the certificate holder with the conditional right to put its certificate at par value plus accrued interest. Because synthetic municipal instruments involve a trust and a third party conditional put feature, they involve complexities and potential risks that may not be present where a municipal security is owned directly.
(g)      Security  is  secured  by  an  escrow  fund.

(h)      Cost  for  federal  income  tax  purposes  is  $992,642,239.










See  Notes  to  Financial  Statements.


STATEMENT  OF  ASSETS  AND  LIABILITIES
September  30,  1996
(Unaudited)

ASSETS:
Investments, at value (amortized cost)                     $  992,667,897
---------------------------------------------------------  --------------
Cash                                                              490,350
---------------------------------------------------------  --------------
Receivables for:
---------------------------------------------------------  --------------
 Investments sold                                               8,315,194
---------------------------------------------------------  --------------
 Interest                                                       6,592,138
---------------------------------------------------------  --------------
Investment for deferred compensation plan                          20,746
---------------------------------------------------------  --------------
Other assets                                                       94,371
     Total assets                                           1,008,180,696
---------------------------------------------------------  --------------

LIABILITIES:
Payables for:
 Investments purchased                                         52,487,610
---------------------------------------------------------  --------------
 Dividends                                                      2,737,607
---------------------------------------------------------  --------------
 Deferred compensation                                             20,746
---------------------------------------------------------  --------------
Accrued advisory fees                                             139,996
---------------------------------------------------------  --------------
Accrued directors' fees                                             2,786
---------------------------------------------------------  --------------
Accrued accounting service fees                                     5,895
---------------------------------------------------------  --------------
Accrued transfer agent fees                                         8,079
---------------------------------------------------------  --------------
Accrued distribution fees                                           6,838
---------------------------------------------------------  --------------
Accrued operating expenses                                          3,285
---------------------------------------------------------  --------------
     Total liabilities                                         55,412,842
---------------------------------------------------------  --------------
NET ASSETS                                                 $  952,767,854
---------------------------------------------------------  --------------
NET ASSETS:
 Institutional Shares                                      $  920,456,305
---------------------------------------------------------  --------------
 Private Investment Class                                  $   32,311,549
---------------------------------------------------------  --------------
CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:
Institutional Shares:
 Authorized                                                 3,000,000,000
---------------------------------------------------------  --------------
 Outstanding                                                  920,504,974
---------------------------------------------------------  --------------
Private Investment Class:
---------------------------------------------------------  --------------
 Authorized                                                 1,000,000,000
---------------------------------------------------------  --------------
 Outstanding                                                   32,313,257
---------------------------------------------------------  --------------
NET ASSET VALUE PER SHARE:
---------------------------------------------------------  --------------
Net asset value, offering and redemption price per share   $         1.00
---------------------------------------------------------  --------------















See  Notes  to  Financial  Statements.


STATEMENT  OF  OPERATIONS
For  the  six  months  ended  September  30,  1996
(Unaudited)

INVESTMENT INCOME:
Interest income                                        $18,252,572
-----------------------------------------------------  ------------
EXPENSES:
Advisory fees                                            1,176,053
-----------------------------------------------------  ------------
Transfer agent fees                                         40,068
-----------------------------------------------------  ------------
Accounting service fees                                     35,370
-----------------------------------------------------  ------------
Directors' fees                                              5,826
-----------------------------------------------------  ------------
Distribution fees (Note 2)                                  85,655
-----------------------------------------------------  ------------
Other expenses                                              65,821
-----------------------------------------------------  ------------
   Total expenses                                        1,408,793
-----------------------------------------------------  ------------
Less fees waived and expenses assumed by advisor          (315,023)
-----------------------------------------------------  ------------
   Net expenses                                          1,093,770
-----------------------------------------------------  ------------
Net investment income                                   17,158,802
-----------------------------------------------------  ------------
Net realized gain on sales of investments                   15,792
-----------------------------------------------------  ------------
Net unrealized appreciation of investments                  19,881
-----------------------------------------------------  ------------
Net increase in net assets resulting from operations   $17,194,475
-----------------------------------------------------  ------------



















See  Notes  to  Financial  Statements.

STATEMENT  OF  CHANGES  IN  NET  ASSETS
For  the six months ended September 30, 1996 and the year ended March 31, 1996
(Unaudited)

                                                                  SEPTEMBER 30,      MARCH 31,
                                                                      1996             1996
                                                                 ---------------  ---------------
OPERATIONS:
 Net investment income                                           $   17,158,802   $   40,503,678
---------------------------------------------------------------  ---------------  ---------------
 Net realized gain on sales of investments                               15,792          292,222
---------------------------------------------------------------  ---------------  ---------------
 Net unrealized appreciation (depreciation) of investments               19,881          (30,577)
---------------------------------------------------------------  ---------------  ---------------
       Net increase in net assets resulting from operations          17,194,475       40,765,323
---------------------------------------------------------------  ---------------  ---------------
Distributions to shareholders from net investment income:
 Institutional Shares                                               (16,639,408)     (39,402,142)
---------------------------------------------------------------  ---------------  ---------------
 Private Investment Class                                              (519,394)      (1,101,536)
---------------------------------------------------------------  ---------------  ---------------
Capital stock transactions - net:
 Institutional Shares                                               (88,617,375)      (1,106,286)
---------------------------------------------------------------  ---------------  ---------------
 Private Investment Class                                            (2,828,872)       5,845,831
---------------------------------------------------------------  ---------------  ---------------
       Net increase (decrease) in net assets                        (91,410,574)       5,001,190
---------------------------------------------------------------  ---------------  ---------------
NET ASSETS:
 Beginning of period                                              1,044,178,428    1,039,177,238
---------------------------------------------------------------  ---------------  ---------------
 End of period                                                   $  952,767,854   $1,044,178,428
---------------------------------------------------------------  ---------------  ---------------
NET ASSETS CONSIST OF:
 Capital (par value and additional paid-in):
   Institutional Shares                                          $  920,504,974   $1,009,122,349
---------------------------------------------------------------  ---------------  ---------------
   Private Investment Class                                          32,313,257       35,142,129
---------------------------------------------------------------  ---------------  ---------------
 Undistributed net realized gain (loss) on sales of investments         (76,035)         (91,827)
---------------------------------------------------------------  ---------------  ---------------
 Unrealized appreciation of investments                                  25,658            5,777
---------------------------------------------------------------  ---------------  ---------------
                                                                 $  952,767,854   $1,044,178,428
---------------------------------------------------------------  ---------------  ---------------





See  Notes  to  Financial  Statements.

NOTES  TO  FINANCIAL  STATEMENTS
September  30,  1996
(Unaudited)

NOTE  1  -  SIGNIFICANT  ACCOUNTING  POLICIES
Tax-Free Investments Co. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Company is organized as a Maryland corporation consisting of one portfolio, the Cash Reserve Portfolio (the "Fund"). The Fund consists of two different classes of shares, the Institutional Cash Reserve Shares ("Institutional Shares") and the Private Investment Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The investment objective of the Fund is to generate as high a level of tax-exempt income as is consistent with preservation of capital and maintenance of liquidity.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. Securities Valuations - The Fund uses the amortized cost method of valuing investment portfolio securities which has been determined by the Board of Directors of the Company to represent the fair value of the Fund's investments.

B. Securities Transactions and Investment Income - Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis. Interest income is allocated to each class daily, based upon each class' pro rata share of the total shares of the Fund outstanding. Discounts, other than original issue, on short-term obligations are amortized to unrealized appreciation for financial reporting purposes.

C. Dividends and Distributions to Shareholders - It is the policy of the Fund to declare daily dividends from net investment income. Such dividends are paid monthly. Distributions from net realized capital gains, if any, are declared and paid annually. Net capital gains cannot be distributed to the extent they can be offset by any capital loss carryovers of the Fund.

D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $175,320 (which may be carried forward to offset future taxable gains, if any) which expires, if not previously utilized, through the year 2004. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized. In addition, the Fund intends to invest in sufficient municipal securities to allow it to qualify to pay "exempt interest dividends," as defined in the Internal Revenue Code, to shareholders.

E. Expenses - Operating expenses directly attributable to a class are charged to that class' operations. Expenses which are applicable to both classes, e.g., advisory fees, are allocated between them.

NOTE  2  -  ADVISORY  FEES  AND  OTHER  TRANSACTIONS  WITH  AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million.

     AIM will, if necessary, reduce its fees for any fiscal year to the extent required so that the amount of ordinary expenses of each class (excluding interest, taxes, brokerage commissions and extraordinary expenses) paid or incurred by each class for such fiscal year does not exceed the applicable expense limitations imposed by securities regulations in any state or jurisdiction in which the Company's shares are qualified for sale. AIM has voluntarily agreed to reduce its fee from the Fund to the extent necessary so that the amount of ordinary expenses of the Institutional Shares (excluding interest, taxes, brokerage commissions, directors' fees, extraordinary expenses and federal registration fees) paid or incurred by the Institutional Shares does not exceed 0.20% of the Institutional Shares' average daily net assets. As a result, AIM's advisory fee on the Private Investment Class is reduced in the same proportion as the Institutional Shares. For the six months ended September 30, 1996, AIM reduced its advisory fee from the Fund by $249,383 and assumed expenses of $23,000.

     Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Company, FMC acts as the exclusive distributor of capital stock of the Institutional Shares and the Private Investment Class. The Company has adopted a master distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class. The Plan provides that the Private Investment Class may pay up to a 0.50% maximum annual rate of the Private Investment Class' average daily net assets. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of 0.25% of the average daily net assets of the Private Investment Class to selected broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Fund with respect to the Private Investment Class. During the six months ended September 30, 1996, the Private Investment Class paid
$43,015 as compensation under  the  Plan.

     The Fund, pursuant to the Company's master investment advisory agreement with AIM, has agreed to reimburse AIM for certain costs incurred in providing accounting services to the Fund. During the six months ended September 30, 1996, the Fund reimbursed AIM $35,370 for such services.

     The Fund, pursuant to a transfer agent and service agreement, has agreed to pay A I M Institutional Fund Services, Inc. ("AIFS") a fee for providing transfer agent and shareholder services to the Fund. During the six months ended September 30, 1996, the Fund paid AIFS $40,068 for such services. Certain officers and directors of the Company are directors or officers of AIM, AIFS and FMC.

     During the six months ended September 30, 1996, the Fund paid legal fees of $2,696 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE  3  -  DIRECTORS'  FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE  4  -  CAPITAL  STOCK

Changes in capital stock outstanding during the six months ended September 30, 1996 and the year ended March 31, 1996 were as follows:


                                                 SEPTEMBER 30,                       MARCH 31,
                                                 -------------                       ---------
                                                     1996                               1996
                                       ---------------------------------  ---------------------------------
                                           SHARES            AMOUNT           SHARES            AMOUNT
                                       ---------------  ----------------  ---------------  ----------------
Sold:
   Institutional Shares                 2,353,212,767   $ 2,353,212,767    5,051,588,995   $ 5,051,588,995
-------------------------------------  ---------------  ----------------  ---------------  ----------------
   Private Investment Class               101,163,912       101,163,912      218,503,050       218,503,050
-------------------------------------  ---------------  ----------------  ---------------  ----------------
Issued as reinvestment of dividends:
   Institutional Shares                        53,567            53,567           99,312            99,312
-------------------------------------  ---------------  ----------------  ---------------  ----------------
   Private Investment Class                   398,321           398,321        1,064,127         1,064,127
-------------------------------------  ---------------  ----------------  ---------------  ----------------
Redeemed:
   Institutional Shares                (2,441,883,709)   (2,441,883,709)  (5,052,794,593)   (5,052,794,593)
-------------------------------------  ---------------  ----------------  ---------------  ----------------
   Private Investment Class              (104,391,105)     (104,391,105)    (213,721,346)     (213,721,346)
-------------------------------------  ---------------  ----------------  ---------------  ----------------
Net increase (decrease)                   (91,446,247)  $   (91,446,247)       4,739,545   $     4,739,545
-------------------------------------  ---------------  ----------------  ---------------  ----------------

NOTE  5  -  FINANCIAL  HIGHLIGHTS

Shown below are the financial highlights for a share of Institutional Shares capital stock outstanding during the six months ended September 30, 1996, each of the years in the seven-year period ended March 31, 1996, the eleven months ended March 31, 1989 and the year ended April 30, 1988.


                                                                                                  MARCH 31,
                                                                 -------------------------------------------------------------

                                                 SEPTEMBER 30,
                                                ---------------
                                                     1996           1996         1995         1994        1993        1992
                                                ---------------  -----------  -----------  -----------  ---------  -----------
Net asset value, beginning of period            $         1.00   $     1.00   $     1.00   $     1.00   $   1.00   $     1.00
----------------------------------------------  ---------------  -----------  -----------  -----------  ---------  -----------
Income from investment operations:
   Net investment income                                  0.02         0.04         0.03         0.02       0.03         0.04
----------------------------------------------  ---------------  -----------  -----------  -----------  ---------  -----------
Less distributions:
   Dividends from net investment income                  (0.02)       (0.04)       (0.03)       (0.02)     (0.03)       (0.04)
----------------------------------------------  ---------------  -----------  -----------  -----------  ---------  -----------
Net asset value, end of period                  $         1.00   $     1.00   $     1.00   $     1.00   $   1.00   $     1.00
----------------------------------------------  ---------------  -----------  -----------  -----------  ---------  -----------
Total return                                           3.31%(a)        3.67%        3.06%        2.33%      2.66%        4.09%
----------------------------------------------  ---------------               -----------  -----------  ---------  -----------
Ratios/supplemental data:
Net assets, end of period
 (000s omitted)                                 $      920,456   $1,009,039   $1,009,891   $1,040,595   $994,828   $1,191,209
----------------------------------------------  ---------------  -----------  -----------  -----------  ---------  -----------
Ratio of expenses to average
 net assets                                            0.20%(b)     0.20%(c)     0.20%(c)     0.20%(c)   0.20%(c)     0.20%(c)
----------------------------------------------  ---------------  -----------  -----------  -----------  ---------  -----------
Ratio of net investment income to average net
 assets                                                3.27%(b)     3.59%(d)     3.01%(d)     2.30%(d)   2.66%(d)     4.00%(d)
----------------------------------------------  ---------------  -----------  -----------  -----------  ---------  -----------


                                                        MARCH 31,                        APRIL 30,
                                                -------------------------------------  -----------

                                                   1991         1990         1989         1988
                                                -----------  -----------  -----------  -----------
Net asset value, beginning of period            $     1.00   $     1.00   $     1.00   $     1.00
----------------------------------------------  -----------  -----------  -----------  -----------
Income from investment operations:
   Net investment income                              0.06         0.06         0.05         0.04
----------------------------------------------  -----------  -----------  -----------  -----------
Less distributions:
   Dividends from net investment income              (0.06)       (0.06)       (0.05)       (0.04)
----------------------------------------------  -----------  -----------  -----------  -----------
Net asset value, end of period                  $     1.00   $     1.00   $     1.00   $     1.00
----------------------------------------------  -----------  -----------  -----------  -----------
Total return                                          5.68%        6.22%     5.67%(a)        4.56%
----------------------------------------------  -----------  -----------  -----------  -----------
Ratios/supplemental data:
Net assets, end of period
 (000s omitted)                                 $1,156,557   $1,114,813   $1,062,479   $1,192,604
----------------------------------------------  -----------  -----------  -----------  -----------
Ratio of expenses to average
 net assets                                        0.20%(c)     0.20%(c)     0.20%(c)     0.21%(c)
----------------------------------------------  -----------  -----------  -----------  -----------
Ratio of net investment income to average net
 assets                                            5.52%(d)     6.03%(d)     5.52%(d)     4.47%(d)
----------------------------------------------  -----------  -----------  -----------  -----------

(a)          Annualized.

(b)          Ratios  are  annualized  and based on average net assets of $1,013,671,329. Annualized ratios of expenses and net investment income to average net assets prior to waiver of advisory  fees  are  0.25%  and  3.23%,  respectively.

(c)          Ratios of expenses to average net assets prior to waiver of advisory fees were 0.26%, 0.26%, 0.28%, 0.26%, 0.26%,
             0.27%,  0.28%,  0.28%(annualized)  and  0.29%  for  the  periods  1996-1988,  respectively.

(d)          Ratios  of net investment income to average net assets prior to waiver of advisory fees were 3.53%, 2.95%, 2.22%,
             2.60%,  3.94%,  5.46%,  5.95%,  5.44%(annualized)  and  4.40%,  for  the  periods  1996-1988,  respectively.

NOTE  6  -  SUBSEQUENT  EVENT

On  November  4,  1996,  A I M  Management  Group  Inc. ("AIM Management") and
INVESCO PLC announced the execution of an Agreement and Plan of Merger pursuant to which AIM Management will be merged with and into a direct wholly-owned subsidiary of INVESCO PLC. AIM Management is the parent company of the Fund's advisor. The merger is conditional on, among other things, approval by the shareholders of INVESCO PLC and AIM Management and the shareholders of the AIM Funds and the mutual funds managed by INVESCO PLC, and is expected to take place during the first quarter of 1997.

             DIRECTORS
Charles T. Bauer      John F. Kroeger                                    Tax-Free
Bruce L. Crockett     Lewis F. Pennock                                   Investments  Co.
Owen Daly II          Ian W. Robinson                                    (TFIC)
Carl Frischling       Louis S. Sklar
Robert H. Graham

             OFFICERS
Charles T. Bauer      Chairman
Robert H. Graham      President
John J. Arthur        Sr. Vice President & Treasurer                     Cash  Reserve
Gary T. Crum          Sr. Vice President                                 Portfolio
Carol F. Relihan      Sr. Vice President & Secretary                     -------------------------------------
Dana R. Sutton        Vice President & Assistant Treasurer               Institutional  Cash          Semi-
Stuart W. Coco        Vice President                                     Reserve  Shares             Annual
Melville B. Cox       Vice President                                                                 Report
Karen Dunn Kelley     Vice President
J. Abbott Sprague     Vice President
P. Michelle Grace     Assistant Secretary                                                 September  30,  1996
David L. Kite         Assistant Secretary
Nancy L. Martin       Assistant Secretary
Ofelia M. Mayo        Assistant Secretary
Kathleen J. Pflueger  Assistant Secretary
Samuel D. Sirko       Assistant Secretary
Stephen I. Winer      Assistant Secretary

                              INVESTMENT ADVISOR
                             A I M Advisors, Inc.
                        11 Greenway Plaza, Suite 1919
                              Houston, TX 77046
                                (800) 347-1919
                                  DISTRIBUTOR
                           Fund Management Company
                        11 Greenway Plaza, Suite 1919
                            Houston, TX 77046-1173
                                (800) 659-1005
                                   CUSTODIAN
                             The Bank of New York
                       90 Washington Street, 11th Floor
                              New York, NY 10286
                             LEGAL COUNSEL TO FUND
                      Ballard Spahr Andrews & Ingersoll
                        1735 Market Street, 51st Floor
                         Philadelphia, PA 19103-7599
                          LEGAL COUNSEL TO DIRECTORS
                      Kramer, Levin, Naftalis & Frankel
                               919 Third Avenue
                              New York, NY 10022
                                TRANSFER AGENT
                   A I M Institutional Fund Services, Inc.
                        11 Greenway Plaza, Suite 1919
                            Houston, TX 77046-1173

This  report  may  be  distributed  only  to  current  shareholders  or                 [LOGO APPEARS HERE]
to  persons  who  have  received  a  current  prospectus.                            Fund  Management  Company